Convertible Promissory Notes Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 5,164,139
Beginning balance	5,164,139
Interest paid	(1,511,327)	¥ (1,213,186)	¥ (867,715)
Ending balance	5,650,268	5,164,139
Ending balance	5,650,268	5,164,139
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	5,164,139	10,669,498	10,117,188
Interest accrued at effective interest rate	448,017	1,045,611	893,001
Interest paid	(50,900)	(115,879)	(100,937)
Redemption And Extension Of Convertible Promissory Notes		(7,444,513)
Exchange differences	89,012	1,009,422	(239,754)
Ending balance	5,650,268	5,164,139	10,669,498
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	160,185	5,744,955	5,744,955
Redemption And Extension Of Convertible Promissory Notes		(5,584,770)
Ending balance	¥ 160,185	¥ 160,185	¥ 5,744,955